Gains or losses on financial assets and liabilities	12 Months Ended
Dec. 31, 2019
Gains or losses on financial assets and liabilities
Gains or losses on financial assets and liabilities
Gains or losses on financial assets and liabilities
Gains/losses on financial assets and liabilities includes the amount of the Other comprehensive income of financial instruments, except those attributable to interest accrued as a result of application of the effective interest method and to allowances, and the gains or losses obtained from the sale and purchase thereof.
a) Breakdown
The detail, by origin, of Gains/losses on financial assets and liability:

Million euros
	2019	2018*	2017
Gains or losses on financial assets and liabilities not measured at fair value through profit or loss, net (IFRS 9)	1,136	604
Financial assets at amortised cost	308	39
Other financial assets and liabilities	828	565
Of which: debt instruments	804	563
Gains or losses on financial assets and liabilities not measured at fair value through profit or loss, net (IAS 39)			404
Of which financial assets available for sale			472
Of which: debt instruments			316
Of which: equity instruments			156
Gains or losses on financial assets and liabilities held for trading, net**	1,349	1,515	1,252
Gains or losses on non-trading financial assets and liabilities mandatory at fair value through profit or loss	292	331
Gains or losses on financial assets and liabilities measured at fair value through profit or loss, net**	(286)	(57)	(85)
Gains or losses from hedge accounting, net	(28)	83	(11)
	2,463	2,476	1,560

*	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).

**
Includes the net result obtained by transactions with debt securities, equity instruments, derivatives and short positions included in this portfolio when the Group jointly manages its risk in these instruments.

As explained in Note 45, the above breakdown should be analysed in conjunction with the exchange differences, net:

Million euros
	2019	2018	2017
Exchange differences, net	(932)	(679)	105

b) Financial assets and liabilities at fair value through profit or loss
The detail of the amount of the asset balances is as follows:

Million euros
	2019	2018	2017
Loans and receivables:	59,624	56,323	40,875
Central banks	6,473	9,226	—
Credit institutions	21,649	23,099	11,585
Customers	31,502	23,998	29,290
Debt instruments	36,402	36,609	39,836
Equity instruments	15,787	12,198	22,286
Derivatives	63,397	55,939	57,243
	175,210	161,069	160,240

The Group mitigates and reduces this exposure as follows:

•
With respect to derivatives, the Group has entered into framework agreements with a large number of credit institutions and customers for the netting-off of asset positions and the provision of collateral for non-payment.

At 31 December 2019 the actual credit risk exposure of the derivatives was EUR 32,552 million.

•	Loans and advances to credit institutions and Loans and advances to customers included reverse repos amounting to EUR 39,555 million at 31 December 2019.
Also, mortgage-backed assets totalled EUR 1,882 million.

•	Debt instruments include EUR 29,941 million of Spanish and foreign government securities.
At 31 December 2019 the amount of the change in the year in the fair value of financial assets at fair value through profit or loss attributable to variations in their credit risk (spread) was not material.
The detail of the amount of the liability balances is as follows:

Million euros
	2019	2018	2017
Deposits	57,111	65,304	84,724
Central banks	12,854	14,816	9,142
Credit institutions	9,340	10,891	18,458
Customer	34,917	39,597	57,124
Marketable debt securities	3,758	2,305	3,056
Short positions	14,123	15,002	20,979
Derivatives	63,016	55,341	57,892
Other financial liabilities	126	449	589
	138,134	138,401	167,240

At 31 December 2019, the amount of the change in the fair value of financial liabilities at fair value through profit or loss attributable to changes in their credit risk during the year is not material.
In relation to liabilities designated at fair value through profit or loss where it has been determined at initial recognition that the credit risk is recorded in accumulated other comprehensive income (see Statement of recognised income and expense) the amount that the Group would be contractually obliged to pay on maturity of these liabilities at 31 December 2019 is EUR 26 million lower than their carrying amount (EUR 32 million at 31 December 2018).